General Principles for the Preparation of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2023
General Principles for the Preparation of the Consolidated Financial Statements [Abstract]
General Principles for the Preparation of the Consolidated Financial Statements

Note 2 – General principles for the preparation of the consolidated financial statements

(a) Compliance with International Financial Reporting Standards

The consolidated financial statements of the Group have been prepared in accordance with IFRS.

Russia initiated a war on Ukraine in early 2022. This has led to volatility in both the commodity and equity markets and, in part, contributed to a steep rise in the global rate of inflation. Central banks have responded by increasing interest rates. The Board of Directors are monitoring the impact of these events and working with their advisers to ensure the continued smooth running of the business.

(b) Going concern assumption

In preparing the consolidated financial statements, the directors of the Company have given careful consideration to the future liquidity of the Group in light of the fact that the Group incurred a net loss of EUR4,911,665 for the year ended December 31, 2023 and as of that date, the Group has a surplus in equity attributable to shareholders of the Company of EUR2,944,490 and the Group had net liabilities of EUR5,545,786 and net current liabilities of EUR4,193,848 and net cash used in operations of EUR2,418,524.

In accordance with International Accounting Standards (“IAS”) 1 Presentation of Financial Statement, management is required to perform a two-step analysis over the Company’s ability to continue as a going concern. Management must first evaluate whether there are conditions and events that raise substantial doubt about the Company’s ability to continue as a going concern for a period of 12 months from the date the consolidated financial statements are issued. If management concludes that substantial doubt is raised, management is also required to consider whether its plans alleviate that doubt. Management has evaluated the adverse conditions noted above and although the adverse conditions were expected due primarily to the fact that the Company is in early stages of growth and transformation, the conditions have raised substantial doubt about the entity’s ability to continue as a going concern.

The Group’s ability to continue as a going concern is dependent upon its ability to generate profitable operations in the future and/or obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management has plans to seek additional capital through public offerings, private equity offerings, debt financings, and government or other third-party funding. Daniel Joseph McClory, our Executive Chairman, has provided the board of directors with a written commitment letter indicating his intention to fund the Company as needed for the foreseeable future to the extent that revenues from existing operations or alternative funding is not available. The directors of the Company consider that the Group will have sufficient working capital to finance its operations and to meet its financial obligations for at least the next twelve months from the date of approval of these consolidated financial statements.

The inability to obtain future funding could impact; the Group’s financial condition and ability to pursue its business strategies, including being required to delay, reduce or eliminate some of its research and development programs, or being unable to continue operations or continue as a going concern. The dependency on raising additional capital indicates that a material uncertainty exists that may cast significant doubt (or substantial doubt as contemplated by PCAOB standards) on the Group’s ability to continue as a going concern and therefore the Group may be unable to realize the assets and discharge the liabilities in the normal course of business. The consolidated financial statements have been prepared assuming that the Group will continue as a going concern, which contemplates the continuity of operations, realization of assets and the satisfaction of liabilities in the ordinary course of business and do not include any adjustments that would result if the Group were unable to continue as a going concern.

(c) Historical cost convention

The consolidated financial statements have been prepared in accordance with the historical cost basis, except as disclosed in the accounting policies below. Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

(d) Basis of preparation

The consolidated financial statements consist of the consolidated statements of financial position, the consolidated statements of profit or loss, consolidated statements of changes in equity, consolidated statements of cash flows and the notes to the consolidated financial statements.

The consolidated statements of financial position has been prepared based on the nature of the transactions, distinguishing: (a) current assets from non-current assets, where current assets are intended as the assets that should be realized, sold or used during the normal operating cycle, or the assets owned with the aim of being sold in the short term (within 12 months); (b) current liabilities from non-current liabilities, where current liabilities are intended as the liabilities that should be paid during the normal operating cycle, or over the 12-month period subsequent to the reporting date.

The consolidated statements of profit or loss have been prepared based on the function of the expenses.

The consolidated statements of cash flows have been prepared using the indirect method.

The consolidated financial statements present all amounts rounded to the nearest dollars of Euro (“EUR”), unless otherwise stated. They also present comparative information in respect to the previous period.

(e) Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). These consolidated financial statements are presented in Euro (the Group’s presentation currency).

Entity	Functional Currency
Brera Holdings. PLC	United States dollar (“US$”)
Brera Milano S.r.l.	Euro (“EUR”)
Brera FC	Euro (“EUR”)
Fudbalski Klub Akademija Pandev	Macedonian Denar
UYBA Volley S.s.d.a.r.l	Euro (“EUR”)

(f) Critical Accounting Policies and estimates

In preparing these consolidated financial statements, management has made judgements and estimates that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively. Estimates are based on historical experience and other factors, including expectations about future events that may have a financial impact on the Group and that are believed to be reasonable under the circumstances.

(i) Judgements

Information about judgements made in applying accounting policies that have the most significant effects on the amounts recognized in the consolidated financial statements is included in the following notes.

-	Note 1: Reverse recapitalization

The Acquisition was accounted for as a reverse recapitalization, with no goodwill or other intangible assets recorded, in accordance with the guidance in paragraphs B19–B27 of IFRS 3 for reverse acquisitions. Brera Milano was determined to be the accounting acquirer based upon the terms of the Acquisition and other factors including: (i) former Brera Milano shareholders owning approximately 35% of the combined company (on a fully diluted basis) immediately following the closing of the Acquisition and are the largest shareholders’ party of the Company, (ii) former Brera Milano shareholder, Alessandro Aleotti, being appointed as the Chief Strategy Officer and a director of the Company, and (iii) former Brera Milano shareholder, Sergio Carlo Scalpelli, being appointed as the Chief Executive Officer and a director of the Company; (iv) shareholders of the Company other than the former Brera Milano shareholders continuing as passive investors; and (v) the combined company continuing the football related business with Brera Milano shareholders being the major subject matter experts of this industry in the Company and having the power to direct the development and operations of the combined company after the Acquisition.

The Company was a shell corporation established in 2022 with no operations at incorporation date. The Company has issued shares to the existing shareholders, and it is not qualified as a business under the definition of IFRS 3. With reference to IFRS 3 Appendix B, this would not constitute as a business combination since there is no substantive change in the reporting entity or its assets and liabilities. Accordingly, the Company’s consolidated financial statements represent a continuation of the financial statement of Brera Milano and the assets and liabilities are presented at their historical carrying values.

-	Note 2: Lease assessment of the lease term of lease liabilities depending on whether the Group is reasonably certain to exercise the extension options. In the past six months, we have not exercised the extension options of the majority of our leases. As a result, we have no long-term leases at this time.

-	Note 3: Financial assets fair valued through profit or loss. These consolidated financial statements do not reflect the adjustments to the carrying values of assets and liabilities and the reported expenses and classifications in the consolidated statements of financial position that may be necessary were the Company unable to continue as a going concern and these adjustments could be material.

The Group’s policy is to recognize transfers into and out of fair value hierarchy levels as at the end of the reporting period.

Level 1: The fair value of financial instruments traded in active markets (such as publicly traded derivatives, and equity securities) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.

Level 2: The fair value of financial instruments that are not traded in an active market (e.g. over-the-counter derivatives) is determined using valuation techniques that maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.

Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for unlisted equity securities.

Specific valuation techniques used to value financial instruments include:

●	the use of quoted market prices or dealer quotes for similar instruments

-	Note 4: Assessment of the Group’s future liquidity and cash flows

-	Note 5: Goodwill

Goodwill is monitored by management at the level of each operating segment. The Group tests whether goodwill has suffered any impairment on an annual basis. The fair values of net tangible assets and intangible assets acquired are based upon preliminary valuations and the Group’s estimates and assumptions are subject to change within the measurement period (potentially up to one year from the acquisition date).

We test goodwill for impairment annually, at the CGU level, and wherever events or circumstances make it more likely than not that an impairment may have occurred, such as a significant adverse change in the business climate or a decision to sell all or a portion of a CGU.

-	Note 6: Contingent consideration

Brera Holdings acquired a 90% shareholding in common shares of Fudbalski Klub Akademija Pandev (FKAP). In addition to cash consideration for a period of ten years beginning with December 31, 2023, and following each year thereafter until December 31, 2033, the Company shall issue to the FKAP Owner a number of restricted Class B Ordinary Shares of the Company equal to the quotient of the Applicable Net Income Amount (as defined below) divided by the VWAP Per Share (as defined below). For purposes of the Letter of Intent, the “Applicable Net Income Amount” shall be equal to the sum of (i) 15% of the net income actually received by FKAP from players’ transfer market fees received during the applicable year; plus (ii) 15% of the net income actually received by FKAP from Union of European Football Associations prize money paid for access to European qualifying rounds (not including group stages, and only including such rounds) during the applicable year; and “VWAP Per Share” means the average of the daily Volume-Weighted Average Price per share of the Class B Ordinary Shares for each of the ten consecutive trading days beginning on the trading day immediately prior to the measurement date.

As of December 31, 2023, the fair value of the contingent consideration of EUR181,000 was estimated by looking at the income levels over the last seven years to get an average and calculating the present value of the future expected cash flows. The estimates are based on a discount rate of 25% and assumed probability-adjusted sales of Fudbalski Klub Akademija Pandev (FKAP) over the next 10 years.

(ii)	Assumptions and estimation uncertainties

Information about assumptions and estimates as at December 31, 2023 that have high risk of resulting in a material adjustment to the carrying amounts of assets and liabilities in the next financial year is included in the following notes.

-	Note 7: measurement of the provision for doubtful accounts, for the significant assumptions used by management in estimating the expected credit losses (weighted-average loss rate or default rate, current and future financial situation of debtors for individual receivables that management is aware will be difficult to collect, future general economic conditions).

-	Note 8: estimated useful lives, depreciation method and impairment assessment of the property, plant and equipment and rights-of-use assets.

-	Note 9: assessment of the lease term of lease liabilities depending on whether the Group is reasonably certain to exercise the extension options.